RAYONIER INC. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	Jan. 12, 2024 USD ($)
Additional cash dividends	$ 29,800
Additional cash distributions	$ 500